FT Vest U.S. Equity Buffer ETF - October Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FT Vest U.S. Equity Buffer ETF - October | FT Vest U.S. Equity Buffer ETF - October
Prospectus [Line Items]
Annual Return [Percent]	9.69%	17.59%	(7.52%)	13.23%